POST-EMPLOYMENT BENEFITS - Benefit Obligation and Plan Assets by Geographic Location (Details) - Pension defined benefit plans - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	$ 216	$ 590
United States
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	60	381
Canada
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	13	13
Other
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	143	196
Defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	654	2,354	$ 3,034
Defined benefit obligation | United States
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	309	1,729
Defined benefit obligation | Canada
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	76	65
Defined benefit obligation | Other
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	269	560
Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	(438)	(1,764)	$ (2,400)
Fair value of plan assets | United States
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	(249)	(1,348)
Fair value of plan assets | Canada
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	(63)	(52)
Fair value of plan assets | Other
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	$ (126)	$ (364)